SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands, except share and per share data)

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	86,769	103,561	16,623
Investment in available-for-sale securities	225,488	269,235	43,215
Prepaid expenses and other current assets	95	420	67
Amounts due from subsidiaries	357,190	357,073	57,314

Total current assets	669,542	730,289	117,219
Investments in subsidiaries	283,585	285,210	45,779

TOTAL ASSETS	953,127	1,015,499	162,998

LIABILITIES AND SHAREHOLDERS’ EQUITY
Option liabilities	7,932	12,344	1,981
Other payables	3,206	7,572	1,216
Amounts due to subsidiaries	6,569	6,574	1,055

Total current liabilities	17,707	26,490	4,252

Shareholders’ equity:
Ordinary shares, par value RMB0.027 (HK$0.025) per share:
8,000,000,000 shares authorized; 37,538,161 shares issued and outstanding in 2011 and 37,815,292 shares issued and outstanding in 2012, respectively	982	988	159
Additional paid-in capital	923,829	925,870	148,612
Retained earnings	57,746	126,295	20,271
Accumulated other comprehensive loss	(47,137)	(64,144)	(10,296)

Total shareholders’ equity	935,420	989,009	158,746

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	953,127	1,015,499	162,998

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENTS OF OPERATIONS

(In thousands, except share and per share data)

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Selling and marketing expenses	—	—	—	—
General and administrative expenses	(17,064)	(23,845)	(27,205)	(4,367)

Loss from operations	(17,064)	(23,845)	(27,205)	(4,367)
Interest income	2	1	1	—
Gain on sales of short-term investments	59,452	32,637	112,960	18,131
Change in fair value of marketable options	(18,211)	7,252	(16,094)	(2,583)
Other income	1,979	—	444	71

Income before equity in earnings of subsidiaries	26,158	16,045	71,106	11,252
Equity in losses of subsidiaries	(13,833)	(12,520)	(1,557)	(249)

Net income	12,325	3,525	68,549	11,003

Net income per share
Basic	0.34	0.09	1.81	0.29
Diluted	0.33	0.09	1.67	0.27
Weighted average shares used in computation:
Basic	35,800,428	37,443,657	37,780,134	37,780,134
Diluted	37,291,534	40,465,449	41,092,700	41,092,700

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENT OF COMPREHENSIVE INCOME

(In thousands, except share and per share data)

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net income	12,325	3,525	68,549	11,003
Foreign currency translation loss	(10,572)	(15,004)	(2,370)	(380)
Unrealized (loss) gain on available-for-sale securities	(7,063)	(9,053)	(14,637)	(2,349)

Comprehensive income (loss)	(5,310)	(20,532)	51,542	8,274

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

STATEMENTS OF CHANGES IN EQUITY

(In thousands, except share and per share data)

	Ordinary Shares			Additional paid-in capital		Treasury Stock		Retained Earnings			Accumulated Other Comprehensive Loss
	Shares	Amount				Shares	Amount					Total
		RMB		RMB			RMB	RMB			RMB	RMB
Balance as of January 1, 2010	35,118,556		929		885,045	—	—		41,896		(5,445)		922,425
Issuance of ADR shares for the exercise of employee share options	1,624,276		36		(36)	—	—		—		—		—
Net income	—		—		—	—	—		12,325		—		12,325
Foreign currency translation adjustments	—		—		—	—	—		—		(10,572)		(10,572)
Employee share options compensation	—		—		31,710	—	—		—		—		31,710
Unrealized gain on available-for-sale securities	—		—		—	—	—		—		(7,063)		(7,063)

Balance as of December 31, 2010	36,742,832		965		916,719	—	—		54,221		(23,080)		948,825
Issuance of ADR shares for the exercise of employee share options	795,329		17		(17)	—	—		—		—		—
Net income	—		—		—				3,525		—		3,525
Foreign currency translation adjustments	—		—		—	—	—		—		(15,004)		(15,004)
Employee share options compensation	—		—		7,127	—	—		—		—		7,127
Unrealized loss on available-for-sale securities	—		—		—	—	—		—		(9,053)		(9,053)

Balance as of December 31, 2011	37,538,161		982		923,829	—	—		57,746		(47,137)		935,420
Purchase of treasury stock	(3,900)		—		(29)	3,900	—						(29)
Issuance of ADR shares for the exercise of employee share options	281,031		6		(6)	—	—						—
Net income									68,549				68,549
Foreign currency translation adjustments											(2,370)		(2,370)
Employee share options compensation					2,076								2,076
Unrealized loss on available-for-sale securities											(14,637)		(14,637)

Balance as of December 31, 2012	37,815,292		988		925,870	3,900	—		126,295		(64,144)		989,009

		US$	159	US$	148,612		—	US$	20,271	(US$	10,296)	US$	158,746

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENTS OF CASH FLOWS

(In thousands, except share and per share data)

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	12,325	3,525	68,549	11,003
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	13,833	12,520	1,557	250
Gain from short sale of stock options	(43,788)	(37,942)	(94,027)	(15,092)
(Gain) loss from sale of available-for-sale securities	2,823	—	—	—
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(48)	478	(326)	(52)
Other payables	1,993	1,279	4,380	702
Amounts due to subsidiaries	5,998	920	4	1

Net cash used in operating activities	(6,864)	(19,220)	(19,863)	(3,188)

Cash flows from investing activities:
Purchase of available-for-sale securities	(231,132)	(332,132)	(767,590)	(123,207)
Proceeds from sales of available-for-sale securities	151,440	282,814	706,278	113,365
Proceeds from short sale of options	37,594	59,006	77,921	12,507
Cover short or assignment of option liabilities	(931)	(17,393)	20,613	3,309
Decrease in amounts due from subsidiaries	37,954	971	175	29

Net cash provided by (used in) investing activities	(5,075)	(6,734)	37,397	6,003
Cash flows from financing activities:
Repurchase of common stock			(29)	(5)
Net cash provided by financing activities	—	—	(29)	(5)

Effect of exchange rate changes on cash	(5,197)	(4,969)	(713)	(114)

Net increase (decrease) in cash and cash equivalents	(17,136)	(30,923)	16,792	2,696
Cash and cash equivalents at the beginning of the year	134,828	117,692	86,769	13,927

Cash and cash equivalents at the end of the year	117,692	86,769	103,561	16,623

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

Notes to Schedule I:

Basis of preparation

The parent-company condensed financial information of Ninetowns is prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that Ninetowns uses the equity method to account for its investments in subsidiaries.

Amounts due from and due to subsidiaries

Amounts due from subsidiaries represents amounts loaned to subsidiaries for their investments in the Company’s PRC subsidiaries. Amounts due from subsidiaries are non-interest bearing, unsecured and do not have specified payment terms. Amounts due to subsidiaries are payable within one year.